Share-Based Compensation (Summary Of Restricted Stock Activity) (Details) - Restricted Stock Award And Restricted Stock Unit [Member] shares in Thousands	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at beginning of year, Shares | shares	521
Granted, Shares | shares	221
Vested, Shares | shares	(629)
Forfeited, Shares | shares	(99)
Non-vested at end of year, Shares | shares	14
Non-vested at beginning of year, Weighted-Average Grant-Date Fair Value | $ / shares	$ 1.98
Granted, Weighted Average Grant Date Fair Value | $ / shares	0.37
Vested, Weighted Average Grant Date Fair Value | $ / shares	1.42
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	1.94
Non-vested at end of year, Weighted-Average Grant-Date Fair Value | $ / shares	$ 1.98